SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES) (Details Narrative) - USD ($)					10 Months Ended
		May 01, 2024	Mar. 21, 2024	Nov. 18, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Feb. 23, 2024	Nov. 20, 2023	Sep. 30, 2023	Jun. 06, 2023
Cash received additionally from single investor						$ 3,480,151
Cash received from single investor	[1]					37,374	$ 1,496,422
Additional preferred stock
SAFE Note [Member]
Conversion of stock, shares converted		63,692			63,692
SAFE Note [Member] | Financing Commitment and Equity Line of Credit Agreement [Member] | American Investor Group Direct LLC [Member]
Stock Option, Down Round Feature, Increase (Decrease) in Equity, Amount			$ 15,000,000
SAFE Note [Member] | Preferred Stock [Member]
Original and new issuance discount rate percentage				20.00%
SAFE Note [Member] | Call Option [Member]
Additional preferred stock									$ 25,000,000
SAFE Note [Member] | Nonrelated Party [Member]
Cash received additionally from single investor									2,000,000		$ 2,000,000
Deposit received										$ 1,000,000
Cash received from single investor									$ 3,000,000
Third SAFE Note [Member] | Investor [Member]
Cash received additionally from single investor								$ 200,000

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.